Equity Compensation Plan	6 Months Ended
Jun. 30, 2023
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
9.	Equity Compensation Plan
Details of the Company’s equity compensation plan (the “Plan”) are discussed in Note 14 of the 2022 Consolidated Financial Statements and are supplemented by the below new transactions in the six-month
period ended June 30, 2023.
On March 21, 2023, the Company granted $715,000 worth of shares of the Company’s common stock under the Plan to certain of the Company’s employees. The number of shares awarded was determined based on the closing price on
the grant date i.e. March 21, 2023 which was equal to $2.55. 140,196 of the restricted shares vested on July 17, 2023 and the remaining 140,196 of the restricted shares will vest on July 17, 2024.
On May 15, 2023, the Company granted 547,550 restricted shares of common stock pursuant to the Plan to the Company’s CEO. The fair value of each share on the grant date was $3.48. 273,775 of the restricted shares will vest on May 15, 2024 and the remaining 273,775 of restricted shares will vest on May 15, 2025.
The related expense for shares granted to the Company’s CEO and certain of the Company’s employees for the six-month
periods ended June 30, 2023 and 2022, amounted to $1,091,189 and $nil, respectively, and is included under general and administration expenses.
The unrecognized cost for the
non-vested
shares granted to the Company’s CEO and certain of the Company’s employees as of June 30, 2023 and December 31, 2022 amounted to $2,414,030 and $882,744, respectively. On June 30, 2023, the weighted-average period over which the total compensation cost related to non-vested
awards granted to the Company’s CEO and certain of the Company’s employees not yet recognized is expected to be recognized is 2.37 years.